Long-term Debt (Reconciliation Long Term Debt) (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Bank debt	$ 388.2	$ 806.3
Senior guaranteed notes	1,871.4	2,098.8
Long-term debt	2,259.6	2,905.1	$ 4,276.7
Long-term debt due within one year	221.6	201.0
Long-term debt due beyond one year	2,038.0	2,704.1
Bank debt
Disclosure of detailed information about borrowings [line items]
Principal due on maturity	399.1	824.2
Principal due on maturity	399.1	824.2
Senior guaranteed notes
Disclosure of detailed information about borrowings [line items]
Principal due on maturity	1,659.2	1,820.0
Current portion principal due	185.3	158.3
Principal due on maturity	$ 1,659.2	$ 1,820.0